Disposition of Feng Hui (Details) - Schedule of reconciliation of assets and liabilities held for sale consolidated balance sheet - USD ($)	Nov. 22, 2019	Dec. 31, 2018
Carrying amounts of major classes of assets held for sale:
Cash	$ 12,397	$ 10,625
Loan receivable, net	1,557,568	25,623,079
Other assets	23,914	890,682
Total assets of disposal group classified as held for sale	1,593,879	26,524,386
Carrying amounts of major classes of liabilities held for sale:
Loans	36,221,099	40,346,674
Other current liabilities	20,611,079	14,851,106
Income tax payable	769,346	786,685
Liabilities directly associated with the assets classified as held for sale	$ 57,601,524	$ 55,984,465